Share Capital - Common Stock (Details) - USD ($)			1 Months Ended							3 Months Ended	8 Months Ended	12 Months Ended
	Jan. 01, 2010	Jul. 01, 2008	Feb. 28, 2023	May 31, 2021	Aug. 31, 2020	Jun. 30, 2020	Apr. 30, 2020	Mar. 31, 2020	Nov. 30, 2019	Mar. 18, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Dec. 31, 2019
Class of Stock [Line Items]
Ordinary shares issued (in shares)							2,951,699		3,963,964
Common stock | 2020 august ATM program
Class of Stock [Line Items]
Stock sale program, gross offering proceeds of shares authorized to be sold				$ 100,000,000	$ 23,500,000
Number of shares issued in transaction (in shares)										0	19,417,280
Consideration received on sale of stock											$ 71,537,000
Audit committee chairman
Class of Stock [Line Items]
Share based compensation value of transaction		$ 15,000
Share-based payment (in shares)												17,448	24,483	48,079
Independent directors
Class of Stock [Line Items]
Share based compensation value of transaction	$ 7,500
Share-based payment (in shares)												17,448	24,482	48,079
2019 december share repurchase program | Common stock
Class of Stock [Line Items]
Stock repurchase program, number of shares authorized to be repurchased (in shares)																1,500,000
Share repurchased (in shares)								1,500,000
2020 march share repurchase program | Common stock
Class of Stock [Line Items]
Stock repurchase program, number of shares authorized to be repurchased (in shares)								2,000,000
Share repurchased (in shares)						3,624,283
Stock repurchase program, additional number of shares authorized to be repurchased (in shares)								2,000,000
June 2022 share repurchase program | Common stock
Class of Stock [Line Items]
Stock repurchase program, number of shares authorized to be repurchased (in shares)															5,000,000
June 2022 share repurchase program | Common stock | Subsequent event
Class of Stock [Line Items]
Share repurchased (in shares)			2,807,418
Hull No. S 1772
Class of Stock [Line Items]
Installment payment							$ 3,300,000		$ 6,600,000